Identification and activities of the Company and Subsidiaries - Narrative (Details) - shareholder	Dec. 31, 2023	Dec. 31, 2022
Identification And Activities Of The Company And Subsidiaries
Number of shareholders	1,172
Percentage of shareholder outstanding shares interest in excess	5.00%	5.00%